Scope of consolidation - Magneti Marelli - disposal (Details) - EUR (€) € in Millions		4 Months Ended
	Jan. 31, 2020	May 02, 2019	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets And Liabilities Classified As Held For Sale [Line Items]
Property, plant and equipment			€ 28,608		€ 26,307
Loans and receivables			242		252
Cash and cash equivalents			15,014		12,450
Borrowings			€ (12,901)	€ (15,597)	€ (14,528)	€ (17,971)
Consideration paid (received)	€ 48	€ 5,772
Assets and liabilities classified as held for sale [member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Intangible assets		788
Property, plant and equipment		2,146
Loans and receivables		10
Cash and cash equivalents		426
Other assets		2,055
Borrowings		(782)
Trade and other payables		(1,942)
Other liabilities		(791)
Assets (liabilities)		1,910
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale		(91)
Gain on sale attributable to FCA		€ 3,771